Leases (Details Narrative)	3 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 10, 2021 USD ($)	May 28, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 24, 2019 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Operating Lease, Liability	$ 45,669,000				$ 45,669,000			$ 13,153,000
Operating Lease, Right-of-Use Asset	45,862,000				45,862,000			$ 13,285,000
Operating Lease, Expense	$ 841,000	$ 519,000			$ 1,354,000	$ 1,037,000
Navios Libra [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT					82,011
Bareboat charter-in contract [Member]
Related Party Transaction [Line Items]
Vessel name			Navios Star	Navios Amitie			Navios Libra
Vessel year built			2021	2021			2019
Vessel type			Panamax	Panamax			Panamax
Vessel capacity in DWT			81,994	82,002			82,011
Lessee, Operating Lease, Term of Contract							10 years
Charter hire daily rate			$ 5,900	$ 5,900			$ 6,000
Bareboat charter-in contract [Member] | Navios Libra [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Discount Rate				7.00%
Bareboat charter-in contract [Member] | Navios Amite and Navios Star [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Discount Rate				5.00%